Operating segments - Summary of gross sales revenue within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 40,030	$ 33,781	$ 34,829
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	41,872	35,329	36,819
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	18,251	14,605	13,952
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	11,005	9,458	10,117
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	4,842	4,524	5,592
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	7,764	6,734	7,140
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	10	8	18
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(15)	(11)	(34)
Product group [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	41,857	35,318	36,785
Items excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	10	18	(1)
Gross sales revenue [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	41,867	35,336	36,784
Share of equity accounted units and adjustments [Member]
Disclosure of operating segments [Line Items]
Adjustment for equity accounted units revenue	$ (1,837)	$ (1,555)	$ (1,955)